Business Developments (Acquisition of Shares of au Kabucom Securities and Sale of Shares of au Jibun Bank) (Details) - JPY (¥) ¥ in Millions		2 Months Ended	12 Months Ended
	Jan. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Jan. 24, 2025
Kabucom Securities and Jibun Bank Corporation Transactions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payments to acquire businesses	¥ 2,100
Reduction in equity method investment			¥ 32,781
Gains on sales of investment in subsidiaries and affiliated companies—net		¥ 8,850
Noncontrolling interests:
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Acquiring shares of au Kabucom Securities (Note 2)			21,858	¥ 0	¥ 0
Capital surplus:
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Acquiring shares of au Kabucom Securities (Note 2)			¥ 24,503	¥ 0	¥ 0
Jibun Bank Corporation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of shares transferred	0.22
Kabucom Securities Co., Ltd | MUFG Bank:
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of voting interests acquired	49.00%					51.00%